T. ROWE PRICE SHORT-TERM BOND FUND

August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 50.4%
FINANCIAL INSTITUTIONS 17.2%
Banking 12.1%
ABN AMRO Bank, FRN, 3M USD LIBOR + 0.57%, 0.821%,
8/27/21 (1)	13,715	13,774
Banco Santander, 2.50%, 12/15/20 (1)	13,710	13,717
Banco Santander, FRN, 3M USD LIBOR + 1.12%, 1.386%,
4/12/23	6,400	6,434
Banco Santander Mexico Institucion De Banca Multiple Grupo
Financiero Santand, 4.125%, 11/9/22	10,350	10,874
Banco Santander Mexico Institucion De Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1)	1,865	2,106
Bank of America, 2.503%, 10/21/22	5,545	5,677
Bank of America, FRN, 3M USD LIBOR + 0.38%, 0.636%,
1/23/22	6,470	6,470
Bank of America, FRN, 3M USD LIBOR + 0.65%, 0.947%,
6/25/22	6,690	6,707
Bank of America, FRN, 3M USD LIBOR + 1.16%, 1.432%,
1/20/23	12,500	12,624
Bank of Montreal, FRN, 3M USD LIBOR + 0.46%, 0.726%,
4/13/21	8,510	8,531
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1)	10,350	10,686
Barclays, FRN, 3M USD LIBOR + 1.625%, 1.898%, 1/10/23	7,520	7,557
Barclays Bank, 1.70%, 5/12/22	4,350	4,430
Barclays Bank, 2.65%, 1/11/21	7,025	7,007
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.476%, 5/22/22 (1)	4,865	4,914
Capital One Financial, 2.40%, 10/30/20	4,815	4,818
Capital One Financial, 3.20%, 1/30/23	5,589	5,907
Capital One Financial, 3.50%, 6/15/23	4,030	4,319
Capital One Financial, 3.90%, 1/29/24	4,115	4,481
Citibank, VR, 2.844%, 5/20/22 (2)	10,385	10,567
Citigroup, 2.90%, 12/8/21	13,095	13,484
Citigroup, VR, 2.312%, 11/4/22 (2)	9,430	9,607

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup, VR, 3.106%, 4/8/26 (2)	4,035	4,381
Citizens Bank, 2.55%, 5/13/21	5,020	5,081
Citizens Bank, 2.65%, 5/26/22	5,175	5,350
Citizens Bank, 3.25%, 2/14/22	5,060	5,251
Cooperatieve Rabobank, 3.95%, 11/9/22	11,540	12,304
Credicorp, 2.75%, 6/17/25 (1)	2,715	2,778
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 1.284%,
4/24/23 (1)	5,525	5,560
Credit Suisse, 1.00%, 5/5/23	10,620	10,770
Credit Suisse, 2.10%, 11/12/21	10,525	10,750
Danske Bank, 1.226%, 6/22/24 (1)	10,885	10,967
Danske Bank, 5.00%, 1/12/22 (1)	7,665	8,067
Danske Bank, 5.375%, 1/12/24 (1)	820	927
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	10,810	11,025
Deutsche Bank, 3.15%, 1/22/21	9,179	9,248
Deutsche Bank, 3.375%, 5/12/21	905	919
Deutsche Bank, FRN, 3M USD LIBOR + 1.29%, 1.539%, 2/4/21	7,055	7,067
Discover Bank, 3.20%, 8/9/21	1,975	2,020
First Niagara Financial Group, 7.25%, 12/15/21	4,150	4,479
Goldman Sachs Group, 3.50%, 4/1/25	7,425	8,217
Goldman Sachs Group, 5.75%, 1/24/22	13,816	14,833
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 1.041%,
10/31/22	5,200	5,225
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.11%, 1.355%,
4/26/22	9,220	9,254
HSBC Holdings, FRN, 3M USD LIBOR + 0.65%, 0.968%,
9/11/21	3,000	3,000
HSBC Holdings, VR, 1.645%, 4/18/26 (2)	13,220	13,330
HSBC Holdings, VR, 2.099%, 6/4/26 (2)	12,365	12,628
HSBC Holdings, VR, 3.803%, 3/11/25 (2)	2,890	3,131
ING Groep, FRN, 3M USD LIBOR + 1.15%, 1.456%, 3/29/22	6,030	6,088
JPMorgan Chase, VR, 2.083%, 4/22/26 (2)	13,190	13,835
Keybank, 1.25%, 3/10/23	9,585	9,771

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
KeyBank, 2.30%, 9/14/22	2,740	2,841
Lloyds Banking Group, 4.50%, 11/4/24	4,744	5,226
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2)	3,305	3,326
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22	8,685	9,044
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
0.895%, 7/26/21	3,496	3,504
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.86%,
1.105%, 7/26/23	5,645	5,694
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
1.176%, 2/22/22	7,060	7,122
Morgan Stanley, 2.75%, 5/19/22	8,005	8,318
Natwest Group, 3.875%, 9/12/23	7,650	8,301
NatWest Markets, 2.375%, 5/21/23 (1)	9,705	10,033
PNC Bank, 2.45%, 7/28/22	7,050	7,306
PNC Bank, 2.95%, 1/30/23	4,870	5,133
Santander U.K., 2.10%, 1/13/23	9,235	9,524
Santander U.K. Group Holdings, 2.875%, 10/16/20	5,820	5,837
Societe Generale, 2.625%, 10/16/24 (1)	1,120	1,168
Standard Chartered, 3.95%, 1/11/23 (1)	2,725	2,834
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 1.422%,
1/20/23 (1)	7,600	7,656
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2)	10,266	10,393
Standard Chartered, VR, 3.885%, 3/15/24 (1)(2)	1,325	1,403
Swedbank, 1.30%, 6/2/23 (1)	7,720	7,860
Swedbank, 2.65%, 3/10/21 (1)	16,118	16,299
Synchrony Bank, 3.00%, 6/15/22	3,013	3,103
Synchrony Financial, 2.85%, 7/25/22	25,375	25,788
Toronto-Dominion Bank, FRN, 3M USD LIBOR + 0.24%,
0.485%, 1/25/21	12,240	12,240
Truist Bank, 1.25%, 3/9/23	19,830	20,210
Truist Bank, 2.80%, 5/17/22	8,110	8,434
UBS, 1.75%, 4/21/22 (1)	1,830	1,866
UBS Group, 3.00%, 4/15/21 (1)	14,810	15,055

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
UBS Group, FRN, 3M USD LIBOR + 1.22%, 1.476%, 5/23/23 (1)	7,020	7,089
UBS Group, VR, 1.008%, 7/30/24 (1)(2)	12,535	12,551
US Bank, FRN, 3M USD LIBOR + 0.32%, 0.565%, 4/26/21	12,770	12,770
Wells Fargo, 3.50%, 3/8/22	5,370	5,618
Wells Fargo, VR, 1.654%, 6/2/24 (2)	6,200	6,332
Wells Fargo, VR, 2.188%, 4/30/26 (2)	5,935	6,202
Wells Fargo Bank, VR, 2.082%, 9/9/22 (2)	8,065	8,190
		675,217
Brokerage Asset Managers Exchanges 0.3%
Charles Schwab, 4.20%, 3/24/25	6,770	7,815
Charles Schwab, FRN, 3M USD LIBOR + 0.32%, 0.567%,
5/21/21	8,405	8,420
Intercontinental Exchange, 4.00%, 10/15/23	2,885	3,217
		19,452
Finance Companies 2.0%
AerCap Ireland Capital, 3.95%, 2/1/22	10,295	10,378
AerCap Ireland Capital, 4.45%, 12/16/21	7,510	7,642
AerCap Ireland Capital, 4.50%, 9/15/23	7,505	7,719
Air Lease, 2.25%, 1/15/23	5,935	5,943
Air Lease, 2.50%, 3/1/21	2,110	2,120
Air Lease, 3.50%, 1/15/22	4,755	4,857
Avolon Holdings Funding, 2.875%, 2/15/25 (1)	7,180	6,300
Avolon Holdings Funding, 3.625%, 5/1/22 (1)	11,115	10,748
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	2,230	2,054
GATX, 3.90%, 3/30/23	3,960	4,183
GE Capital International Funding, 2.342%, 11/15/20	32,270	32,400
Park Aerospace Holdings, 4.50%, 3/15/23 (1)	3,075	2,937
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	6,200	6,076
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1)	540	543
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	2,800	2,911
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	1,631	1,716
		108,527

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Insurance 1.8%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.826%, 9/20/21 (1)	10,770	10,769
AIG Global Funding, 3.35%, 6/25/21 (1)	5,320	5,446
American International Group, 2.50%, 6/30/25	9,660	10,319
American International Group, 4.875%, 6/1/22	5,637	6,064
American International Group, 6.40%, 12/15/20	5,200	5,289
Aon, 2.20%, 11/15/22	3,010	3,122
Aon, 2.80%, 3/15/21	13,495	13,630
Humana, 2.90%, 12/15/22	1,360	1,428
Humana, 3.15%, 12/1/22	2,548	2,694
Humana, 3.85%, 10/1/24	4,117	4,547
Humana, 4.50%, 4/1/25	4,125	4,769
Lincoln National, 4.00%, 9/1/23	2,025	2,214
Marsh & McLennan, 3.50%, 12/29/20	6,340	6,407
Marsh & McLennan, 3.875%, 3/15/24	5,950	6,581
New York Life Global Funding, FRN, 3M USD LIBOR + 0.32%,
0.569%, 8/6/21 (1)	10,540	10,566
Reinsurance Group of America, 5.00%, 6/1/21	910	941
Trinity Acquisition, 3.50%, 9/15/21	5,535	5,667
		100,453
Real Estate Investment Trusts 1.0%
American Campus Communities Operating Partnership, 3.75%,
4/15/23	6,705	7,032
Brixmor Operating Partnership, 3.25%, 9/15/23	9,085	9,370
Brixmor Operating Partnership, 3.875%, 8/15/22	1,410	1,463
Essex Portfolio, 3.625%, 8/15/22	385	405
Highwoods Realty, 3.625%, 1/15/23	12,275	12,766
Simon Property Group, 2.625%, 6/15/22	7,550	7,758
Simon Property Group, 3.375%, 10/1/24	7,815	8,452
Simon Property Group, 3.50%, 9/1/25	1,895	2,081
Ventas Realty, 3.10%, 1/15/23	1,455	1,508
Ventas Realty, 3.25%, 8/15/22	2,395	2,476

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
WEA Finance, 3.25%, 10/5/20 (1)	2,515	2,516
		55,827
Total Financial Institutions		959,476
INDUSTRIAL 30.5%
Basic Industry 0.9%
Anglo American Capital, 3.75%, 4/10/22 (1)	3,003	3,112
Anglo American Capital, 4.125%, 9/27/22 (1)	3,646	3,842
DuPont de Nemours, 3.766%, 11/15/20	9,240	9,303
International Flavors & Fragrances, 3.40%, 9/25/20	3,525	3,530
LyondellBasell Industries, 6.00%, 11/15/21	11,669	12,261
Nucor, 2.00%, 6/1/25	2,330	2,444
POSCO, 2.375%, 11/12/22 (1)	8,335	8,550
POSCO, 2.375%, 1/17/23 (1)	5,205	5,338
		48,380
Capital Goods 3.1%
Amphenol, 2.05%, 3/1/25	6,720	7,092
Boral Finance, 3.00%, 11/1/22 (1)	1,070	1,093
Carrier Global, 2.242%, 2/15/25 (1)	13,725	14,367
Caterpillar Financial Services, 2.95%, 2/26/22	8,635	8,959
Caterpillar Financial Services, FRN, 3M USD LIBOR + 0.28%,
0.598%, 9/7/21	5,130	5,136
CNH Industrial Capital, 3.875%, 10/15/21	10,774	11,083
CNH Industrial Capital, 4.375%, 11/6/20	16,171	16,242
General Dynamics, 2.25%, 11/15/22	5,425	5,629
General Dynamics, FRN, 3M USD LIBOR + 0.38%, 0.633%,
5/11/21	4,640	4,646
General Electric, 3.15%, 9/7/22	4,010	4,202
General Electric, 3.45%, 5/15/24	3,805	4,085
Honeywell International, 1.35%, 6/1/25	6,450	6,643
Honeywell International, 2.30%, 8/15/24	5,535	5,900
John Deere Capital, 1.20%, 4/6/23	5,090	5,197
Northrop Grumman, 2.55%, 10/15/22	5,765	6,020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Otis Worldwide, 2.056%, 4/5/25 (1)	7,965	8,391
Republic Services, 2.50%, 8/15/24	6,285	6,710
Rolls-Royce, 2.375%, 10/14/20 (1)	6,630	6,630
Roper Technologies, 0.45%, 8/15/22	1,510	1,511
Roper Technologies, 1.00%, 9/15/25	1,740	1,751
Roper Technologies, 2.35%, 9/15/24	2,640	2,796
Roper Technologies, 3.00%, 12/15/20	4,195	4,217
Roper Technologies, 3.125%, 11/15/22	11,005	11,539
Roper Technologies, 3.65%, 9/15/23	2,210	2,406
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 1.00%, 3/1/21	12,040	12,029
Yongda Investment, 2.25%, 6/16/25	9,689	9,926
		174,200
Communications 2.5%
CC Holdings GS V, 3.849%, 4/15/23	5,028	5,424
Charter Communications Operating, 4.464%, 7/23/22	28,425	30,311
Charter Communications Operating, 4.908%, 7/23/25	15,510	18,044
Comcast, 3.70%, 4/15/24	7,705	8,543
Crown Castle International, 5.25%, 1/15/23	2,620	2,900
Crown Castle Towers, 3.72%, 7/15/23 (1)	1,785	1,860
Fox, 3.05%, 4/7/25	1,305	1,430
Fox, 3.666%, 1/25/22	2,125	2,220
Fox, 4.03%, 1/25/24	2,485	2,747
Interpublic Group, 3.50%, 10/1/20	2,505	2,511
Moody's, 3.75%, 3/24/25	6,475	7,313
RELX Capital, 3.50%, 3/16/23	4,470	4,777
SBA Tower Trust, 1.884%, 1/15/26 (1)	2,480	2,505
SBA Tower Trust, 2.836%, 1/15/25 (1)	7,240	7,523
SBA Tower Trust, 3.168%, 4/11/22 (1)	9,360	9,464
SBA Tower Trust, 3.448%, 3/15/23 (1)	6,515	6,816
SBA Tower Trust, 3.869%, 10/8/24 (1)	2,540	2,624
Sky, 3.75%, 9/16/24 (1)	2,840	3,187

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
T-Mobile USA, 3.50%, 4/15/25 (1)	3,555	3,926
Verizon Communications, 5.15%, 9/15/23	5,735	6,533
Vodafone Group, 3.75%, 1/16/24	5,560	6,096
WPP Finance 2010, 3.625%, 9/7/22	2,255	2,367
		139,121
Consumer Cyclical 5.5%
AutoZone, 3.625%, 4/15/25	3,600	4,037
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.41%, 0.676%,
4/12/21 (1)	9,105	9,105
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.50%, 0.754%,
8/13/21 (1)	7,305	7,315
Booking Holdings, 4.10%, 4/13/25	5,860	6,640
Daimler Finance North America, 1.75%, 3/10/23 (1)	13,400	13,686
Daimler Finance North America, 2.30%, 2/12/21 (1)	2,870	2,891
Daimler Finance North America, 3.75%, 11/5/21 (1)	8,125	8,400
DR Horton, 2.55%, 12/1/20	3,925	3,945
Expedia Group, 3.60%, 12/15/23 (1)	8,695	8,847
Ford Motor Credit, 3.47%, 4/5/21	3,230	3,246
Ford Motor Credit, 3.813%, 10/12/21	3,610	3,619
Ford Motor Credit, 5.875%, 8/2/21	2,060	2,101
Ford Motor Credit, FRN, 3M USD LIBOR + 0.93%, 1.227%,
9/24/20	15,610	15,600
General Motors, 4.875%, 10/2/23	5,380	5,876
General Motors, 5.40%, 10/2/23	7,465	8,274
General Motors Financial, 2.90%, 2/26/25	13,795	14,323
General Motors Financial, 3.20%, 7/6/21	3,600	3,658
General Motors Financial, 4.20%, 3/1/21	1,665	1,683
General Motors Financial, FRN, 3M USD LIBOR + 0.85%,
1.118%, 4/9/21	6,085	6,078
Harley-Davidson Financial Services, 2.55%, 6/9/22 (1)	2,715	2,763
Harley-Davidson Financial Services, 4.05%, 2/4/22 (1)	9,385	9,713
Harley-Davidson Financial Services, FRN, 3M USD LIBOR +
0.94%, 1.284%, 3/2/21 (1)	8,295	8,271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hyundai Capital America, 2.375%, 2/10/23 (1)	14,200	14,568
Hyundai Capital America, 2.45%, 6/15/21 (1)	5,395	5,450
Hyundai Capital America, 2.85%, 11/1/22 (1)	3,740	3,869
Hyundai Capital America, 3.00%, 6/20/22 (1)	7,780	8,024
Hyundai Capital America, 3.95%, 2/1/22 (1)	3,995	4,151
JD.com, 3.125%, 4/29/21	17,700	17,902
McDonald's, 1.45%, 9/1/25	4,475	4,614
McDonald's, 3.35%, 4/1/23	5,285	5,666
Nissan Motor Acceptance, 2.15%, 9/28/20 (1)	13,270	13,260
Nissan Motor Acceptance, 3.65%, 9/21/21 (1)	2,395	2,430
O'Reilly Automotive, 3.80%, 9/1/22	3,280	3,461
QVC, 4.375%, 3/15/23	4,810	5,014
Ralph Lauren, 1.70%, 6/15/22	1,510	1,539
Ross Stores, 4.60%, 4/15/25	15,635	18,021
Starbucks, 2.70%, 6/15/22	3,505	3,628
TJX, 3.50%, 4/15/25	4,340	4,843
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1)	2,030	2,075
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)	4,755	4,952
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1)	2,590	2,686
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1)	2,400	2,547
Volkswagen Group of America Finance, 3.875%, 11/13/20 (1)	8,190	8,243
Walgreen, 3.10%, 9/15/22	3,235	3,392
Western Union, 2.85%, 1/10/25	8,632	9,143
Western Union, 3.60%, 3/15/22	5,630	5,859
		305,408
Consumer Non-Cyclical 8.2%
AbbVie, 2.30%, 5/14/21	8,275	8,368
AbbVie, 2.60%, 11/21/24 (1)	20,460	21,909
AbbVie, 2.90%, 11/6/22	12,900	13,545
AbbVie, 3.20%, 11/6/22	1,385	1,458
AbbVie, 3.25%, 10/1/22 (1)	1,335	1,396

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
AbbVie, 3.45%, 3/15/22 (1)	4,399	4,575
Altria Group, 3.49%, 2/14/22	4,210	4,390
Altria Group, 3.80%, 2/14/24	10,770	11,812
BAT Capital, 2.764%, 8/15/22	25,800	26,794
Baxalta, 3.60%, 6/23/22	2,150	2,241
Bayer U.S. Finance II, 3.50%, 6/25/21 (1)	5,520	5,638
Bayer U.S. Finance II, FRN, 3M USD LIBOR + 0.63%, 0.927%,
6/25/21 (1)	10,390	10,403
Becton Dickinson & Company, 2.894%, 6/6/22	20,045	20,770
Becton Dickinson & Company, 3.363%, 6/6/24	8,335	9,051
Becton Dickinson & Company, 3.734%, 12/15/24	1,615	1,790
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
1.181%, 12/29/20	3,315	3,315
Bristol-Myers Squibb, 2.60%, 5/16/22	3,380	3,506
Bristol-Myers Squibb, 2.75%, 2/15/23	5,120	5,401
Bristol-Myers Squibb, 2.875%, 2/19/21	9,440	9,540
Bristol-Myers Squibb, 2.90%, 7/26/24	7,060	7,703
Bristol-Myers Squibb, 3.25%, 2/20/23	1,570	1,678
Bristol-Myers Squibb, 3.55%, 8/15/22	4,988	5,251
Bristol-Myers Squibb, 3.625%, 5/15/24	1,375	1,521
Bunge Finance, 3.00%, 9/25/22	21,037	21,879
Bunge Finance, 3.50%, 11/24/20	20,680	20,797
Bunge Finance, 4.35%, 3/15/24	940	1,031
Cardinal Health, 2.616%, 6/15/22	1,650	1,704
Cardinal Health, 3.079%, 6/15/24	5,115	5,503
Cardinal Health, 3.20%, 3/15/23	5,250	5,558
Cardinal Health, 3.50%, 11/15/24	6,185	6,794
Cargill, 1.375%, 7/23/23 (1)	4,445	4,536
China Mengniu Dairy, 1.875%, 6/17/25	13,354	13,465
Cigna, 3.00%, 7/15/23	5,195	5,513
Cigna, 3.40%, 9/17/21	3,090	3,187
Cigna, 3.75%, 7/15/23	5,420	5,894

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cigna, 3.90%, 2/15/22	4,130	4,325
Cigna, 4.125%, 9/15/20	6,607	6,615
Cigna, FRN, 3M USD LIBOR + 0.65%, 0.949%, 9/17/21	5,600	5,593
CK Hutchison International 17 II, 2.75%, 3/29/23	10,400	10,818
CVS Health, 2.625%, 8/15/24	2,460	2,632
CVS Health, 3.35%, 3/9/21	5,494	5,577
CVS Health, 3.70%, 3/9/23	7,744	8,321
CVS Health, FRN, 3M USD LIBOR + 0.72%, 1.033%, 3/9/21	5,330	5,337
Diageo Capital, 1.375%, 9/29/25	4,560	4,701
EMD Finance, 2.95%, 3/19/22 (1)	3,170	3,273
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
1.006%, 11/30/20	10,405	10,393
General Mills, FRN, 3M USD LIBOR + 0.54%, 0.811%, 4/16/21	7,865	7,885
Hasbro, 2.60%, 11/19/22	6,475	6,691
Hasbro, 3.00%, 11/19/24	8,695	9,153
Imperial Brands Finance, 3.50%, 2/11/23 (1)	5,160	5,405
Imperial Brands Finance, 3.75%, 7/21/22 (1)	11,905	12,426
Keurig Dr Pepper, 3.551%, 5/25/21	7,905	8,091
McKesson, 3.65%, 11/30/20	11,510	11,603
Pernod Ricard, 4.45%, 1/15/22 (1)	8,946	9,416
Perrigo Finance Unlimited, 3.90%, 12/15/24	14,415	15,589
Philip Morris International, 1.125%, 5/1/23	3,255	3,311
Reynolds American, 4.00%, 6/12/22	2,195	2,326
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	915	974
Takeda Pharmaceutical, 4.00%, 11/26/21	12,285	12,777
Tyson Foods, 2.25%, 8/23/21	4,705	4,783
		455,931
Energy 6.1%
Aker BP, 3.00%, 1/15/25 (1)	7,265	7,329
Baker Hughes, 2.773%, 12/15/22	2,361	2,473
BP Capital Markets America, 2.937%, 4/6/23	2,980	3,165
Canadian Natural Resources, 2.05%, 7/15/25	9,710	9,917

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cenovus Energy, 3.00%, 8/15/22	9,143	9,200
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	9,955	11,461
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	13,870	16,121
Diamondback Energy, 2.875%, 12/1/24	19,955	20,554
Diamondback Energy, 4.75%, 5/31/25	6,245	6,843
Energy Transfer Operating, 2.90%, 5/15/25	1,860	1,911
Energy Transfer Operating, 4.20%, 9/15/23	1,819	1,930
Energy Transfer Operating, 4.25%, 3/15/23	6,785	7,150
Energy Transfer Operating, 4.90%, 2/1/24	665	717
Energy Transfer Operating, 5.875%, 1/15/24	17,363	19,273
Eni, Series X-R, 4.00%, 9/12/23 (1)	6,575	7,120
Enterprise Products Operating, 2.80%, 2/15/21	7,590	7,675
Enterprise Products Operating, 3.50%, 2/1/22	9,820	10,230
EOG Resources, 2.625%, 3/15/23	2,263	2,376
EQT, 3.00%, 10/1/22	16,719	16,552
EQT, 4.875%, 11/15/21	2,076	2,117
Exxon Mobil, 1.571%, 4/15/23	12,970	13,365
Exxon Mobil, 1.902%, 8/16/22	2,590	2,671
Exxon Mobil, 2.992%, 3/19/25	16,400	18,006
Kinder Morgan, 5.00%, 2/15/21 (1)	4,775	4,855
Kinder Morgan Energy Partners, 3.95%, 9/1/22	955	1,009
Marathon Oil, 2.80%, 11/1/22	14,075	14,356
MPLX, FRN, 3M USD LIBOR + 0.90%, 1.213%, 9/9/21	2,000	1,997
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.413%, 9/9/22	6,195	6,195
Occidental Petroleum, 2.60%, 8/13/21	6,980	6,971
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 0.834%, 2/26/21	5,230	5,224
Plains All American Pipeline, 5.00%, 2/1/21	3,554	3,581
Sabine Pass Liquefaction, 5.625%, 4/15/23	5,863	6,473
Sabine Pass Liquefaction, 6.25%, 3/15/22	19,214	20,501
Schlumberger Holdings, 3.75%, 5/1/24 (1)	10,390	11,288
Schlumberger Holdings, 4.00%, 12/21/25 (1)	2,580	2,859

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Suncor Energy, 2.80%, 5/15/23	3,350	3,526
Sunoco Logistics Partners Operations, 3.45%, 1/15/23	697	720
Sunoco Logistics Partners Operations, 4.25%, 4/1/24	455	482
Sunoco Logistics Partners Operations, 4.40%, 4/1/21	1,850	1,882
Valero Energy, 2.70%, 4/15/23	9,773	10,201
Valero Energy, 3.65%, 3/15/25	1,645	1,807
Western Midstream Operating, 4.00%, 7/1/22	13,190	13,454
Williams, 3.35%, 8/15/22	1,605	1,671
Williams, 3.70%, 1/15/23	16,130	17,077
Williams, 4.30%, 3/4/24	2,123	2,333
		336,618
Healthcare 0.1%
Royalty Pharma, 0.75%, 9/2/23 (1)	6,420	6,415
		6,415
Technology 3.3%
Analog Devices, 2.95%, 4/1/25	2,075	2,275
Apple, 2.40%, 5/3/23	12,870	13,585
Avnet, 3.75%, 12/1/21	6,614	6,786
Baidu, 2.875%, 7/6/22	6,676	6,888
Baidu, 3.50%, 11/28/22	5,706	6,006
Equifax, 2.30%, 6/1/21	7,825	7,924
Equifax, 3.60%, 8/15/21	4,780	4,920
Equifax, FRN, 3M USD LIBOR + 0.87%, 1.15%, 8/15/21	5,125	5,136
Fiserv, 2.75%, 7/1/24	13,355	14,325
Global Payments, 2.65%, 2/15/25	5,665	6,054
International Business Machines, 2.50%, 1/27/22	3,715	3,830
International Business Machines, 2.85%, 5/13/22	6,190	6,455
International Business Machines, 2.875%, 11/9/22	1,020	1,074
Microchip Technology, 2.67%, 9/1/23 (1)	7,395	7,650
Microchip Technology, 3.922%, 6/1/21	15,880	16,263
Micron Technology, 2.497%, 4/24/23	18,270	19,079

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Micron Technology, 4.64%, 2/6/24	2,230	2,481
NXP, 2.70%, 5/1/25 (1)	1,365	1,452
NXP, 3.875%, 9/1/22 (1)	5,050	5,346
NXP, 4.125%, 6/1/21 (1)	4,980	5,104
NXP, 4.625%, 6/15/22 (1)	2,120	2,261
NXP, 4.625%, 6/1/23 (1)	8,535	9,356
NXP, 4.875%, 3/1/24 (1)	1,930	2,169
Oracle, 2.50%, 4/1/25	7,345	7,918
Panasonic, 2.536%, 7/19/22 (1)	5,560	5,733
PayPal Holdings, 1.35%, 6/1/23	10,600	10,846
Texas Instruments, 1.375%, 3/12/25	4,070	4,219
		185,135
Transportation 0.8%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	5,293	3,579
Delta Air Lines, 2.60%, 12/4/20	2,200	2,194
ERAC USA Finance, 5.25%, 10/1/20 (1)	1,000	1,003
FedEx, 3.80%, 5/15/25	4,010	4,533
HPHT Finance 17, 2.75%, 9/11/22	7,884	8,060
Penske Truck Leasing, 3.30%, 4/1/21 (1)	1,580	1,602
Penske Truck Leasing, 3.375%, 2/1/22 (1)	6,330	6,554
Penske Truck Leasing, 3.65%, 7/29/21 (1)	3,145	3,227
Union Pacific, 3.20%, 6/8/21	10,145	10,369
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28	2,985	2,209
		43,330
Total Industrial		1,694,538
UTILITIES 2.7%
Electric 2.5%
AES, 3.30%, 7/15/25 (1)	5,425	5,805
American Electric Power, Series I, 3.65%, 12/1/21	1,500	1,560
CenterPoint Energy, 3.60%, 11/1/21	3,885	4,021
Duke Energy, 3.55%, 9/15/21	2,750	2,817

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Edison International, 3.125%, 11/15/22	4,775	4,941
Enel Finance International, 2.875%, 5/25/22 (1)	12,367	12,801
Enel Finance International, 4.25%, 9/14/23 (1)	8,055	8,830
FirstEnergy, 2.85%, 7/15/22	6,995	7,179
NextEra Energy Capital Holdings, FRN, 3M USD LIBOR +
0.55%, 0.806%, 8/28/21	10,945	10,948
NRG Energy, 3.75%, 6/15/24 (1)	4,470	4,801
Pacific Gas & Electric, 1.75%, 6/16/22	19,660	19,728
PNM Resources, 3.25%, 3/9/21	7,620	7,712
San Diego Gas & Electric, 1.914%, 2/1/22	1,220	1,233
Sinosing Services Pte, 2.25%, 2/20/25	16,700	17,209
Southern, 2.35%, 7/1/21	2,695	2,722
Vistra Operations, 3.55%, 7/15/24 (1)	22,120	23,420
		135,727
Natural Gas 0.2%
CenterPoint Energy Resources, 4.50%, 1/15/21	460	463
Sempra Energy, 2.875%, 10/1/22	4,570	4,747
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 0.775%,
1/15/21	7,910	7,900
		13,110
Total Utilities		148,837
Total Corporate Bonds (Cost $2,728,871)		2,802,851

ASSET-BACKED SECURITIES 15.3%
Car Loan 6.1%
Ally Auto Receivables Trust
Series 2017-2, Class C
2.46%, 9/15/22	1,225	1,228
Ally Auto Receivables Trust
Series 2017-2, Class D
2.93%, 11/15/23	1,700	1,704
Ally Master Owner Trust
Series 2018-2, Class A
3.29%, 5/15/23	15,760	16,095

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

AmeriCredit Automobile Receivables Trust
Series 2016-3, Class D
2.71%, 9/8/22	10,015	10,129

AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C
2.71%, 8/18/22	4,115	4,152

AmeriCredit Automobile Receivables Trust
Series 2017-1, Class D
3.13%, 1/18/23	15,265	15,641

AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23	4,910	5,033

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class B
2.24%, 6/19/23	2,838	2,849

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	3,385	3,445

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D
3.18%, 7/18/23	11,521	11,862

AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25	5,255	5,308

AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25	5,065	4,971

AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26	2,715	2,720

ARI Fleet Lease Trust
Series 2018-A, Class A2
2.55%, 10/15/26 (1)	1,062	1,066

Avis Budget Rental Car Funding AESOP
Series 2015-2A, Class A
2.63%, 12/20/21 (1)	6,729	6,746

Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1)	4,535	4,637

Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1)	3,155	3,287

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1)	1,960	2,000

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1)	7,360	7,739

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1)	4,265	4,441

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1)	3,950	4,036

Capital Auto Receivables Asset Trust
Series 2017-1, Class B
2.43%, 5/20/22 (1)	1,235	1,247

Capital Auto Receivables Asset Trust
Series 2017-1, Class C
2.70%, 9/20/22 (1)	1,865	1,896

Capital Auto Receivables Asset Trust
Series 2018-1, Class C
3.36%, 11/21/22 (1)	15,835	16,297

Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	15,125	15,477

Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1)	3,020	3,065

Capital Auto Receivables Asset Trust
Series 2018-2, Class C
3.69%, 12/20/23 (1)	3,810	3,893

CarMax Auto Owner Trust
Series 2017-4, Class C
2.70%, 10/16/23	1,685	1,719

CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25	2,965	3,033

Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26	6,095	6,238

Enterprise Fleet Financing
Series 2017-3, Class A2
2.13%, 5/22/23 (1)	428	428

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Enterprise Fleet Financing
Series 2018-1, Class A2
2.87%, 10/20/23 (1)	2,214	2,227

Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1)	3,070	3,104

Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1)	3,066	3,124

Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1)	3,083	3,126

Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23	4,395	4,488

Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1)	5,000	5,456

GM Financial Automobile Leasing Trust
Series 2018-1, Class C
3.11%, 12/20/21	3,075	3,080

GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	7,625	7,643

GM Financial Automobile Leasing Trust
Series 2018-2, Class C
3.50%, 4/20/22	3,970	3,995

GM Financial Automobile Leasing Trust
Series 2019-1, Class C
3.56%, 12/20/22	7,185	7,329

GM Financial Automobile Leasing Trust
Series 2020-1, Class D
2.28%, 6/20/24	2,990	2,973

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (1)	1,895	1,916

GMF Floorplan Owner Revolving Trust
Series 2018-2, Class C
3.44%, 3/15/23 (1)	8,315	8,376

GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1)	5,910	6,125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Hyundai Auto Receivables Trust
Series 2017-A, Class B
2.38%, 4/17/23	2,830	2,861

Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25	5,280	5,525

Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.125%, 7/25/25 (1)	5,475	5,490

Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24	2,840	2,898

Nissan Master Owner Trust Receivables
Series 2019-A, Class A, FRN
1M USD LIBOR + 0.56%, 0.722%, 2/15/24	3,805	3,817

Nissan Master Owner Trust Receivables
Series 2019-B, Class A, FRN
1M USD LIBOR + 0.43%, 0.592%, 11/15/23	12,890	12,882

Santander Drive Auto Receivables Trust
Series 2018-1, Class C
2.96%, 3/15/24	1,326	1,336

Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23	2,247	2,274

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	929	930

Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	3,090	3,115

Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23	8,005	8,099

Santander Retail Auto Lease Trust
Series 2018-A, Class C
3.49%, 5/20/22 (1)	7,295	7,374

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	6,050	6,179

Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1)	4,715	4,835

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1)	4,415	4,500

Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1)	13,585	13,661

Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1)	5,280	5,369

USAA Auto Owner Trust
Series 2017-1, Class B
2.20%, 10/15/24	3,150	3,151

World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26	5,370	5,531

World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26	3,390	3,421

World Omni Automobile Lease Securitization Trust
Series 2018-A, Class B
3.06%, 5/15/23	2,135	2,141

		340,733
Credit Card 0.9%

Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25	13,765	14,174

Synchrony Card Issuance Trust
Series 2018-A1, Class A
3.38%, 9/15/24	13,240	13,628

Synchrony Credit Card Master Note Trust
Series 2015-4, Class B
2.62%, 9/15/23	3,660	3,661

Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24	8,842	8,941

Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24	12,481	12,554

		52,958

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Other Asset-Backed Securities 5.0%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 1.085%, 7/25/27 (1)	2,216	2,202

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	5,010	4,332

Ascentium Equipment Receivables Trust
Series 2017-1A, Class A3
2.29%, 6/10/21 (1)	456	457

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/20/28 (1)	11,349	11,276

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.202%, 7/18/27 (1)	13,332	13,246

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	2,392	2,429

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.247%, 7/28/28 (1)	13,980	13,897

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.105%, 10/25/27 (1)	7,398	7,350

CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25	3,105	3,202

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.322%, 10/20/28 (1)	13,540	13,462

Daimler Trucks Retail Trust
Series 2018-1, Class A4
3.03%, 11/15/24 (1)	3,920	3,941

Daimler Trucks Retail Trust
Series 2020-1, Class A4
1.37%, 6/15/27	8,360	8,381

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	500	501

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	1,364	1,381

Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	5,645	5,707

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/28 (1)	7,835	7,814

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	694	696

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 1.958%, 10/22/25 (1)	6,000	5,940

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	7,573	7,604

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	1,494	1,521

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	513	507

KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.071%, 1/16/28 (1)	11,320	11,169

Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1)	2,600	2,649

Madison Park Funding XVIII
Series 2015-18A, Class A1R, CLO, FRN
3M USD LIBOR + 1.19%, 1.461%, 10/21/30 (1)	10,775	10,712

Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/18/28 (1)	15,836	15,704

MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1)	2,411	2,472

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	1,022	1,024

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1)	728	742

MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1)	259	262

MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1)	652	653

Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 1.075%, 7/15/27 (1)	8,866	8,797

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 1/15/28 (1)	6,708	6,675

OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.392%, 7/20/29 (1)	21,700	21,503

OCP
Series 2015-10A, Class A1R, CLO, FRN
3M USD LIBOR + 0.82%, 1.065%, 10/26/27 (1)	7,468	7,410

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 7/15/27 (1)	4,902	4,858

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (1)	8,501	8,448

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	5,988	5,987

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	1,186	1,186

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (1)	911	916

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	604	608

Sierra Timeshare Receivables Funding
Series 2016-3A, Class A
2.43%, 10/20/33 (1)	2,016	2,021

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	526	532

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1)	2,237	2,315

Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1)	7,339	7,544

Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1)	3,955	3,955

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.155%, 4/15/28 (1)	10,032	9,956

Verizon Owner Trust
Series 2017-3A, Class C
2.53%, 4/20/22 (1)	7,520	7,577

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1)	10,190	10,323

Volvo Financial Equipment
Series 2018-1A, Class B
2.91%, 1/17/23 (1)	3,360	3,434

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 0.662%, 11/15/22 (1)	1,890	1,891

		277,169
Residential Mortgage 0.1%

MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	3,051	3,204

		3,204
Student Loan 3.2%

Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1)	10,700	10,994

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1)	3,512	3,531

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1)	3,893	3,923

Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1)	11,675	12,197

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	17,189	17,596

Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1)	6,155	6,389

Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1)	20,035	20,340

Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1)	8,171	8,262

Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1)	9,905	9,919

Navient Student Loan Trust
Series 2019-2A, Class A1, FRN
1M USD LIBOR + 0.27%, 0.445%, 2/27/68 (1)	2,620	2,617

Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 0.486%, 3/22/32	5,359	5,023

Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.915%, 3/26/68 (1)	2,808	2,774

SLM Student Loan Trust
Series 2007-7, Class A4, FRN
3M USD LIBOR + 0.33%, 0.575%, 1/25/22	7,488	7,107

SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 0.895%, 1/25/22	12,594	11,890

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 1.945%, 7/25/23	1,839	1,812

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 1.745%, 4/25/23	1,345	1,318

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.575%, 3/25/25	7,074	6,733

SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 1.662%, 4/15/32 (1)	12,170	12,185

SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 1.162%, 6/15/27 (1)	1,521	1,524

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1)	6,062	6,185

SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M USD LIBOR + 1.10%, 1.262%, 9/15/34 (1)	9,183	9,174

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.882%, 1/15/37 (1)	14,227	14,080

SMB Private Education Loan Trust
Series 2020-BA, Class A1A
1.29%, 7/15/53 (1)	3,945	3,940

		179,513
Total Asset-Backed Securities (Cost $849,211)		853,577

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.5%

Collateralized Mortgage Obligations 9.8%

Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1)	5,837	5,873

Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1)	5,090	5,090

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	4,926	5,025

Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1)	4,490	4,597

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1)	5,694	5,747

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	7,851	7,917

Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	6,903	7,111

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	2,412	2,452

COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	4,227	4,228

COLT Mortgage Loan Trust
Series 2018-2, Class A2, CMO, ARM
3.542%, 7/27/48 (1)	1,524	1,525

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	2,433	2,467

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	2,789	2,817

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1)	6,164	6,232

COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1)	3,533	3,535

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 9/25/29	4,622	4,539

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 11/25/29	10,167	9,930

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 1/25/30	4,895	4,765

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 7/25/30	8,119	7,931

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	10,615	10,295

Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	9,453	9,236

Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 1/25/40 (1)	4,526	4,503

Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1)	288	289

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	1,440	1,455

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	121	123

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	114	115

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	1,473	1,479

Deephaven Residential Mortgage Trust
Series 2018-3A, Class A3, CMO, ARM
3.963%, 8/25/58 (1)	341	341

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	4,576	4,605

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1)	3,150	3,169

Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (1)	3,170	3,157

Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1)	3,135	3,181

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	3,991	4,006

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 3/25/50 (1)	5,062	5,042

Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.818%, 5/25/47 (1)	599	598

FWD Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.24%, 1/25/50 (1)	11,737	11,799

Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1)	2,799	2,846

Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1)	2,488	2,555

Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1)	7,916	7,755

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1)	4,642	4,710

Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1)	4,592	4,416

GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.452%, 7/25/44 (1)	462	464

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	3,780	3,781

Homeward Opportunities Fund I Trust
Series 2018-1, Class A2, CMO, ARM
3.897%, 6/25/48 (1)	3,131	3,128

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	6,689	6,785

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1)	4,503	4,561

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	4,227	4,268

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1)	2,504	2,496

Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1)	5,020	5,020

JPMorgan Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 1.002%, 8/25/50 (1)	2,974	2,959

JPMorgan Mortgage Trust
Series 2020-1INV, Class A15, CMO, ARM
3.50%, 8/25/50 (1)	4,891	4,972

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	10,939	11,021

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	724	734

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	6,843	7,015

New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1)	6,961	7,064

New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A3, CMO, ARM
3.086%, 7/25/49 (1)	2,757	2,796

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	4,735	4,853

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1)	5,022	5,122

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1)	3,953	3,934

New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1)	3,557	3,559

OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 6/25/59 (1)	1,592	1,571

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 10/25/59 (1)	8,225	8,228

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1)	7,089	7,286

OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 1.125%, 2/25/60 (1)	1,943	1,910

OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1)	10,308	10,561

OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1)	1,555	1,586

OBX Trust
Series 2020-INV, Class A5, CMO, ARM
3.50%, 12/25/49 (1)	3,098	3,196

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	3,268	3,295

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1)	2,746	2,806

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	7,190	7,381

Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1)	1,547	1,612

Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1)	1,500	1,543

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	2,313	2,365

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	4,952	5,031

Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1)	3,881	3,928

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	3,163	3,241

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	1,108	1,122

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1)	2,611	2,642

Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1)	3,371	3,422

Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.725%, 7/25/50 (1)	3,170	3,178

Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 4.175%, 8/25/24	3,307	3,365

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, CMO, ARM
1M USD LIBOR + 4.70%, 4.875%, 4/25/28	3,476	3,615

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 0.875%, 1/25/50 (1)	648	647

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 10/25/29	2,153	2,153

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 3/25/30	1,087	1,086

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 12/25/30 (1)	1,961	1,956

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.125%, 12/25/30 (1)	7,535	7,468

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (1)	16	16

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 9/25/48 (1)	5,505	5,449

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 10/25/48 (1)	721	718

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.425%, 2/25/47 (1)	3,889	3,766

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M1, CMO, ARM
3.722%, 2/25/48 (1)	1,787	1,803

Structured Agency Credit Risk Debt Notes
Series 2020- DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/50 (1)	1,304	1,300

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.675%, 6/25/50 (1)	3,650	3,659

Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.658%, 8/25/50 (1)	7,550	7,559

Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 1/25/50 (1)	1,406	1,404

Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 3/25/50 (1)	9,383	9,372

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	1,638	1,647

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	1,839	1,852

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	1,089	1,105

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	1,773	1,813

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	1,195	1,225

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	861	873

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	4,384	4,508

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	2,662	2,738

Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	5,986	6,166

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	3,190	3,326

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	11,792	12,249

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	2,588	2,696

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	15,834	16,753

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	11,648	12,258

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	4,759	4,813

Verus Securitization Trust
Series 2018-2, Class A2, CMO, ARM
3.779%, 6/1/58 (1)	1,439	1,451

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	903	909

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	4,648	4,751

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	1,837	1,844

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (1)	813	814

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	5,863	5,973

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	4,940	5,038

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	2,897	2,964

Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1)	1,795	1,795

Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	9,676	9,862

Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1)	5,006	5,045

Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1)	11,192	11,419

Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1)	4,877	4,966

Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1)	15,711	15,802

Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1)	1,536	1,548

Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1)	4,257	4,268

Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1)	2,988	2,988

		548,687
Commercial Mortgage-Backed Securities 4.7%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 1.042%, 9/15/34 (1)	5,835	5,805

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.092%, 12/15/36 (1)	13,085	12,299

Austin Fairmont Hotel Trust 2019-fair
Series 2019-FAIR, Class A, ARM
1M USD LIBOR + 1.05%, 1.212%, 9/15/32 (1)	8,355	7,989

BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 1.012%, 9/15/34 (1)	8,180	7,910

BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61	3,224	3,297

BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62	3,635	3,693

BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M USD LIBOR + 1.08%, 1.242%, 10/15/36 (1)	5,245	5,222

BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 1.282%, 12/15/36 (1)	5,725	5,682

BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, ARM
1M USD LIBOR + 1.25%, 1.412%, 12/15/36 (1)	5,515	5,439

BX Trust
Series 2018-GW, Class A, ARM
1M USD LIBOR + 0.80%, 0.962%, 5/15/35 (1)	11,837	11,371

CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 1.812%, 11/15/36 (1)	10,831	10,316

Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1)	4,134	4,422

Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.843%, 2/10/47	6,420	6,972

Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.868%, 8/10/47 (1)	2,995	2,602

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	9,680	10,616

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48	11,635	11,656

Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.754%, 2/10/37 (1)	3,895	3,545

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 1.592%, 5/15/36 (1)	8,520	8,445

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 5/15/36 (1)	6,220	6,119

Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1)	3,395	3,497

Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1)	7,590	7,434

Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.196%, 12/15/36 (1)	3,785	3,643

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.795%, 12/15/36 (1)	4,200	3,866

GS Mortgage Securities Trust
Series 2016-GS3, Class A1
1.429%, 10/10/49	191	191

GS Mortgage Securities Trust
Series 2019-SOHO, Class A, ARM
1M USD LIBOR + 0.90%, 1.062%, 6/15/36 (1)	1,000	989

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 1/15/33 (1)	1,865	1,824

InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 1.412%, 1/15/33 (1)	1,495	1,447

JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47	8,280	9,115

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.512%, 9/15/29 (1)	12,870	12,303

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.762%, 9/15/29 (1)	3,975	3,743

Merit
Series 2020-HILL, Class B, ARM
1M USD LIBOR + 1.40%, 1.555%, 8/15/37 (1)	3,100	3,103

Merit
Series 2020-HILL, Class C, ARM
1M USD LIBOR + 1.70%, 1.855%, 8/15/37 (1)	2,825	2,829

Merit
Series 2020-HILL, Class D, ARM
1M USD LIBOR + 2.35%, 2.505%, 8/15/37 (1)	3,740	3,746

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47	3,065	3,308

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49	819	819

Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1)	9,590	10,341

Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36 (1)	7,880	6,146

New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 1.451%, 4/15/32 (1)	13,305	12,306

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 1.312%, 3/15/36 (1)	1,046	997

SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 1.85%, 2.012%, 6/15/31 (1)	6,630	5,965

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58	3,784	3,837

WFRBS Commercial Mortgage Trust
Series 2012-C6, Class B
4.697%, 4/15/45	6,351	6,539

WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57	8,820	9,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

Par/Shares		$ Value
(Amounts in 000s)
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47	7,525	8,216
		259,347
Total Non-U.S. Government Mortgage-Backed Securities (Cost $811,568)		808,034

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS 3.2% (3)
Federal Home Loan Mortgage
3.50%, 3/1/46	4,850	5,277
5.00%, 10/1/22 - 7/1/25	1,378	1,455
5.50%, 3/1/21 - 10/1/38	236	250
6.00%, 7/1/21 - 1/1/38	734	858
7.00%, 3/1/39	1,195	1,396
7.50%, 6/1/38	1,166	1,370
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.504%, 7/1/38	288	292
12M USD LIBOR + 1.625%, 2.55%, 6/1/38	33	35
12M USD LIBOR + 1.726%, 2.721%, 7/1/35	115	121
12M USD LIBOR + 1.733%, 2.933%, 10/1/36	292	307
12M USD LIBOR + 1.625%, 2.938%, 6/1/38	291	303
12M USD LIBOR + 1.72%, 3.268%, 5/1/38	111	112
12M USD LIBOR + 1.775%, 3.377%, 5/1/37	71	74
12M USD LIBOR + 1.625%, 3.47%, 4/1/37	10	10
12M USD LIBOR + 1.733%, 3.733%, 2/1/37	51	53
12M USD LIBOR + 1.746%, 3.745%, 2/1/37	75	79
12M USD LIBOR + 1.591%, 3.841%, 9/1/35	44	44
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	51	51
12M USD LIBOR + 1.961%, 3.961%, 2/1/33	2	2
1Y CMT + 2.219%, 3.969%, 10/1/33	1	1
12M USD LIBOR + 1.987%, 3.986%, 2/1/34	8	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
12M USD LIBOR + 2.029%, 4.049%, 11/1/36	37	37
12M USD LIBOR + 2.082%, 4.082%, 2/1/38	221	235
1Y CMT + 2.347%, 4.097%, 11/1/34	176	179
12M USD LIBOR + 2.057%, 4.12%, 12/1/36	76	81
12M USD LIBOR + 2.191%, 4.191%, 2/1/37	81	86
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	655	665
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34	1,553	1,674
4.00%, 12/1/49 - 2/1/50	6,156	6,611
4.50%, 3/1/49 - 5/1/50	7,130	7,723
5.00%, 12/1/41	3,928	4,519
Federal National Mortgage Assn., ARM
COF11 + 1.25%, 1.932%, 11/1/20	—	—
1Y CMT + 2.125%, 2.50%, 7/1/33	2	2
COF11 + 1.25%, 2.507%, 7/1/27	2	2
12M USD LIBOR + 1.655%, 2.577%, 8/1/37	23	24
12M USD LIBOR + 1.626%, 2.632%, 7/1/35	68	69
12M USD LIBOR + 1.853%, 2.68%, 8/1/38	26	27
12M USD LIBOR + 1.853%, 2.692%, 8/1/38	112	118
6M USD LIBOR + 1.365%, 2.765%, 10/1/33	407	418
12M USD LIBOR + 1.69%, 2.775%, 5/1/38	280	292
12M USD LIBOR + 1.569%, 3.23%, 12/1/35	76	78
12M USD LIBOR + 1.34%, 3.34%, 12/1/35	26	26
12M USD LIBOR + 1.83%, 3.34%, 8/1/38	10	10
12M USD LIBOR + 1.677%, 3.35%, 7/1/34	7	7
12M USD LIBOR + 1.715%, 3.59%, 10/1/32	18	18
12M USD LIBOR + 1.83%, 3.615%, 4/1/38	182	193
1Y CMT + 2.00%, 3.625%, 1/1/35	3	3
12M USD LIBOR + 1.86%, 3.638%, 5/1/38	185	189
12M USD LIBOR + 1.677%, 3.677%, 2/1/33	3	3
12M USD LIBOR + 1.715%, 3.724%, 12/1/32	47	48

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
12M USD LIBOR + 1.77%, 3.77%, 12/1/35	9	9
12M USD LIBOR + 1.788%, 3.788%, 5/1/38	98	99
12M USD LIBOR + 1.892%, 3.852%, 12/1/35	23	23
12M USD LIBOR + 1.78%, 3.905%, 1/1/34	14	14
12M USD LIBOR + 1.726%, 3.976%, 9/1/32	6	6
COF11 + 1.25%, 4.726%, 5/1/24	1	1
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	9,037	9,260
Federal National Mortgage Assn., CMO, STEP, 5.61%, 1/25/32	4	5
Federal National Mortgage Assn., UMBS
3.00%, 9/1/28 - 2/1/35	12,782	13,593
3.50%, 12/1/45 - 2/1/48	2,971	3,155
4.00%, 1/1/47 - 1/1/50	17,722	18,919
4.50%, 11/1/20 - 1/1/50	44,847	48,735
5.00%, 12/1/20 - 9/1/48	12,210	13,790
5.50%, 3/1/21 - 5/1/40	13,371	15,434
6.00%, 5/1/21 - 2/1/49	15,966	18,986
6.50%, 7/1/32 - 12/1/32	511	591
UMBS, TBA, 2.00%, 9/1/50 (4)	2,150	2,217
		180,272
U.S. GOVERNMENT OBLIGATIONS 0.8%
Government National Mortgage Assn.
3.50%, 2/20/48	894	966
4.00%, 3/20/48 - 4/20/50	2,336	2,570
4.50%, 1/20/48	4,174	4,528
5.00%, 12/20/34 - 5/20/48	17,809	19,682
5.50%, 9/15/45 - 2/20/49	6,128	7,072
6.00%, 7/15/36	2,469	2,946
Government National Mortgage Assn., TBA, 4.00%, 9/20/50 (4)	3,645	3,883
		41,647
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $213,821)		221,919

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 12.6%
U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Notes, 0.125%, 4/30/22	154,820	154,796
U.S. Treasury Notes, 0.125%, 5/31/22	80,000	79,975
U.S. Treasury Notes, 0.125%, 5/15/23	50,745	50,713
U.S. Treasury Notes, 0.125%, 7/15/23	54,280	54,237
U.S. Treasury Notes, 0.125%, 8/15/23	55,285	55,242
U.S. Treasury Notes, 0.25%, 6/15/23	26,600	26,675
U.S. Treasury Notes, 1.50%, 9/15/22	49,745	51,121
U.S. Treasury Notes, 1.75%, 6/15/22	60,580	62,312
U.S. Treasury Notes, 1.75%, 7/15/22	67,395	69,417
U.S. Treasury Notes, 2.125%, 5/15/22	14,550	15,041
U.S. Treasury Notes, 2.50%, 1/15/22 (5)	78,295	80,815
Total U.S. Treasury Obligations		700,344
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$691,858)		700,344

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.5%
Owned No Guarantee 1.5%
Axiata, 3.466%, 11/19/20	5,710	5,737
Banco del Estado de Chile, 2.704%, 1/9/25 (1)	4,585	4,828
China Overseas Finance Cayman VII, 4.25%, 4/26/23	12,750	13,647
CNAC HK Finbridge, 4.125%, 3/14/21	6,005	6,094
CNAC HK Finbridge, 4.625%, 3/14/23	7,100	7,627
Eastern Creation II Investment Holdings, 2.75%, 9/26/20	11,660	11,673
Saudi Arabian Oil, 2.75%, 4/16/22 (1)	13,480	13,844
Shanghai Electric Group Global Investment, 2.65%, 11/21/24	16,700	17,374
Syngenta Finance, 3.933%, 4/23/21 (1)	4,410	4,462
		85,286
Total Foreign Government Obligations & Municipalities (Cost $83,951)		85,286

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

MUNICIPAL SECURITIES 0.4%
Connecticut 0.1%
Connecticut, Series A, GO, 2.00%, 7/1/23	770	798
Connecticut, Series A, GO, 1.998%, 7/1/24	1,925	2,002
Connecticut, Series A, GO, 2.098%, 7/1/25	1,275	1,339
		4,139
Illinois 0.0%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
1.708%, 12/1/22	295	298
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
1.838%, 12/1/23	275	278
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
2.064%, 12/1/24	795	809
		1,385
New York 0.2%
Long Island Power Auth., Series C, 0.764%, 3/1/23	2,460	2,461
Port Auth. of New York & New Jersey, Series AAA, 1.086%,
7/1/23	9,590	9,718
		12,179
Texas 0.1%
Dallas/Fort Worth Int'l. Airport, Series C, 1.329%, 11/1/25	1,670	1,676
		1,676
Total Municipal Securities (Cost $19,059)		19,379

SHORT-TERM INVESTMENTS 2.1%
COMMERCIAL PAPER 0.4%
4 (2) 0.4% (6)
Boeing, 2.343%, 11/4/20	11,450	11,426
Boeing, 2.185%, 11/16/20	11,120	11,092
		22,518

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
MONEY MARKET FUNDS 1.7%
T. Rowe Price Government Reserve Fund, 0.11% (7)(8)	96,012	96,012
Total Short-Term Investments (Cost $118,485)		118,530
Total Investments in Securities 100.8%
(Cost $5,516,824)		$5,609,920
Other Assets Less Liabilities (0.8)%		(44,468)
Net Assets 100.0%		$5,565,452

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,967,529 and represents 35.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $6,100 and represents 0.1% of net assets.
(5)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $22,518 and represents 0.4% of net assets.
(7)	Affiliated Companies
(8)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U.S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COF11	The 11th district monthly weighted average cost of funds index
FRN	Floating Rate Note
GO	General Obligation
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.0)%

Bank of America, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Quarterly, Receive Upon credit default,
12/20/24	4,857	(191)	(133)	(58)

Barclays Bank, Protection Bought (Relevant
Credit: Omnicom Group, 3.65%, 11/1/24), Pay
1.00% Quarterly, Receive Upon credit default,
12/20/24	13,750	(426)	(380)	(46)

Citibank, Protection Bought (Relevant Credit:
General Mills, 3.15%, 12/15/21), Pay 1.00%
Quarterly, Receive Upon credit default, 12/20/24	6,938	(273)	(189)	(84)

Goldman Sachs, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21), Pay
1.00% Quarterly, Receive Upon credit default,
12/20/24	13,815	(542)	(379)	(163)

Total Bilateral Credit Default Swaps, Protection Bought			(1,081)	(351)

Credit Default Swaps, Protection Sold (0.0)%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $107.34*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	28,000	(584)	202	(786)

Barclays Bank, Protection Sold (Relevant Credit:
Enbridge, 3.50%, 6/10/24, $108.38*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/23	20,250	319	(799)	1,118

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	15,105	43	27	16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $130.00*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	1,830	(31)	(8)	(23)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	12,395	35	22	13

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$130.00*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	1,510	(26)	(8)	(18)

Total Bilateral Credit Default Swaps, Protection Sold			(564)	320

Total Bilateral Swaps			(1,645)	(31)

*Market Price at August 31, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 1,829 U.S. Treasury Notes five year contracts	12/20	(230,511)	$(217)
Short, 1,125 U.S. Treasury Notes ten year contracts	12/20	(156,656)	227
Long, 5,048 U.S. Treasury Notes two year contracts	12/20	1,115,332	151
Net payments (receipts) of variation margin to date			(408)

Variation margin receivable (payable) on open futures contracts			$(247)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$18	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$34,263	¤	¤	$96,012	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $18 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $96,012.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SHORT-TERM BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE SHORT-TERM BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	5,491,390 $	— $	5,491,390
Short-Term Investments		96,012	22,518	—	118,530
Total Securities		96,012	5,513,908	—	5,609,920
Swaps		—	397	—	397
Total		$96,012 $	5,514,305 $	— $	5,610,317
Liabilities
Swaps	$	— $	2,073 $	— $	2,073
Futures Contracts		247	—	—	247
Total		$247 $	2,073 $	— $	2,320

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.